PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2015
Real Estate Properties [Line Items]
Schedule of investment in leased real estate properties

A summary of our investment in leased real estate properties is as follows:

	December 31,
	2015	2014
	(in thousands)
Buildings	$5,514,820	$2,745,872
Site improvements and equipment	558,222	227,411
Land	670,916	250,502
	6,743,958	3,223,785
Less accumulated depreciation	(1,019,150)	(821,712)
Total	$5,724,808	$2,402,073

Schedule of future minimum estimated contractual rents due for the remainder of the initial terms of the leases

The future minimum estimated contractual rents due for the remainder of the initial terms of the leases are as follows at December 31, 2015:

(in thousands)
2016	$628,906
2017	638,232
2018	619,251
2019	592,657
2020	600,652
Thereafter	3,198,157
Total	$6,277,855

Schedule of preliminary fair value of the assets acquired and liabilities assumed
The following table highlights the preliminary fair value of the assets acquired and liabilities assumed on April 1, 2015:

(in thousands)
Estimated fair value of assets acquired:
Land and buildings	$3,108,078
Investment in direct financing leases	26,823
Mortgages notes receivable	19,246
Other investments	23,619
Total investments	3,177,766
Goodwill	630,404
Accounts receivables and other assets	15,500
Cash acquired	84,858
Fair value of total assets acquired	$3,908,528

Estimated fair value of liabilities assumed:
Accrued expenses and other liabilities	$221,631
Debt	1,410,637
Fair value of total liabilities assumed	1,632,268

Value of shares and OP units exchanged(a)	2,276,260

Fair value of consideration	$3,908,528

(a)	Includes the fair value of stock compensation plans assumed.

Schedule of pro forma information not indicative of future operations

The following pro forma information is not indicative of future operations.

	Pro Forma
	Year Ended December 31,
	2015	2014
	(in thousands, except per share amounts, unaudited)
Pro forma revenues	$817,642	$789,270
Pro forma net income	$258,927	$318,271

Earnings per share – diluted:
Net income – as reported	$1.29	$1.74
Net income – pro forma	$1.33	$1.74

2015 Acquisitions and Other
Real Estate Properties [Line Items]
Schedule of acquisitions and other

2015 Acquisitions and Other

	Number of Facilities			Number of Operating	Total		Land	Building & Site Improvements	Furniture & Fixtures	Initial Cash Yield
Period	SNF	ALF	State	Beds	Investment		(in millions)			(%)
Q1	1	-	TX	93	$6.8		$0.1	$6.1	$0.6	9.50
Q3	6	-	NE	530	15.0		1.4	12.1	1.5	9.00
Q3	1	2	WA	136	18.0		2.2	14.9	0.9	8.00
Q3	-	2	GA	125	10.8		1.2	9.0	0.6	7.00
Q3	1	-	VA	300	28.5	(1)	1.9	24.2	2.4	9.25
Q3	2	-	FL	260	32.0	(4)	1.4	29.0	1.6	9.00
Q3	-	-	NY	-	111.7	(2)(3)	111.7	-	-	-
Q4	1	-	AZ	6	0.6	(3)	0.3	0.3	-	9.00
Q4	1	-	TX	92	5.3		1.8	3.0	0.5	9.50
Total	13	4		1,542	$228.7		$122.0	$98.6	$8.1

(1)	In July 2015, we leased the facility to a new operator with an initial lease term of 10 years.
(2)	On July 24, 2015, we purchased five buildings located in New York City, New York for approximately $111.7 million. We and our operator plan to construct a 201,000 square-foot assisted living and memory care facility. The properties were added to the operator’s existing master lease. The lease provides for a 5% annual cash yield on the land during the construction phase. Upon issuance of a certification of occupancy, the annual cash yield will increase to 7% in year one and 8% in year two with annual 2.5% annual escalators thereafter.
(3)	Accounted for as an asset acquisition.
(4)	The Company estimated the fair value of the assets acquired on the acquisition date based on certain valuation analyses that have yet to be finalized, and accordingly, the assets acquired, as detailed, are subject to adjustment one the analyses are completed.

2014 Acquisitions and Other
Real Estate Properties [Line Items]
Schedule of acquisitions and other

2014 Acquisitions and Other

	Number of Facilities			Number of	Total	Land	Building & Site Improvements	Furniture & Fixtures	Initial Cash Yield
Period	SNF	ALF	State	Operating Beds	Investment	(in millions)			(%)
Q1	-	1	AZ	90	$4.7	$0.4	$3.9	$0.4	9.75
Q2/Q3	3	-	GA, SC	345	34.6	0.9	32.1	1.6	9.50
Q3	1	-	TX	125	8.2	0.4	7.4	0.4	9.75
Q4	-	4	PA,OR,AR	371	84.2	5.1	76.7	2.4	6.00
	4	5		931	$131.7	$6.8	$120.1	$4.8

2013 Acquisitions and Other
Real Estate Properties [Line Items]
Schedule of acquisitions and other

2013 Acquisitions and Other

	Number of Facilities			Number of Operating	Total		Land	Building & Site Improvements	Furniture & Fixtures	Initial Cash Yield
Period	SNF	ALF	State	Beds	Investment		(in millions)			(%)
Q4	-	1	FL	97	$10.3		$0.6	$9.0	$0.7	7.25
Q4	4	-	IN	384	25.2	(1)	0.7	21.8	2.7	9.70
Total	4	1		481	$35.5		$1.3	$30.8	$3.4

(1)	On October 31, 2013, we recorded approximately $3.0 million to below market leases as a result of the transaction for a total investment of $25.2 million.